UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          August 8, 2008
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   34
                                                     ------------

Form 13F Information Table Value Total:              $  141,851
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM       105368203   2165424           137400SH      SOLE          137400        0         0
Brinks Company          COM       109696104   4584503            70078SH      SOLE           70078        0         0
Carter's                COM       146229109   4266331           308707SH      SOLE          308707        0         0
Charles River Labs      COM       159864107   4918900            76954SH      SOLE           76954        0         0
Chart Industries        COM       16115Q308   6034862           124072SH      SOLE          124072        0         0
Circor Int'l            COM       17273K109    265183             5413SH      SOLE           5413         0         0
Edwards Lifescience     COM        369300108  4526997            72969SH      SOLE           72969        0         0
Euronet Worldwide       COM       298736109   4582401           271148SH      SOLE          271148        0         0
General Cable           COM       369300108   4454281            73201SH      SOLE           73201        0         0
Global Payments         COM       37940X102   3574686            76710SH      SOLE           76710        0         0
HCC Insurance Holdi     COM       404132102   4843935           229136SH      SOLE          229136        0         0
Hexcel                  COM       428291108   5116777           265118SH      SOLE          265118        0         0
Host Hotels & Resor     COM       44107P104   3948877           289295SH      SOLE          289295        0         0
IDEX Corporation        COM       45167R104   3334904            90524SH      SOLE           90524        0         0
Jacobs Engineering      COM       469814107   3850923            47719SH      SOLE           47719        0         0
Key Energy Services     COM       492914106   3952281           203516SH      SOLE          203516        0         0
Kinder Morgan Energ     COM       494550106   3582324            64280SH      SOLE           64280        0         0
Kinder Morgan Manag     COM       49455U100   1882771            34963SH      SOLE           34963        0         0
Kroger                  COM       501044101   5743917           198958SH      SOLE          198958        0         0
National Oilwell Va     COM       637071101   3593692            40506SH      SOLE           40506        0         0
Omnicare                COM       681904108   4133531           157648SH      SOLE          157648        0         0
PartnerRe               COM       G6852T105   2099824            30375SH      SOLE           30375        0         0
Pioneer Natural Res     COM       723787107   7380160            94279SH      SOLE           94279        0         0
Principal Financial     COM       74251V102   2638822            62874SH      SOLE           62874        0         0
Roper Industries        COM       776696106   2291965            34790SH      SOLE           34790        0         0
Ross Stores             COM       778296103   5219344           146941SH      SOLE          146941        0         0
SEI Investments         COM       784117103   2092880            88983SH      SOLE           88983        0         0
Southern Union Co.      COM       844030106   5608001           207550SH      SOLE          207550        0         0
Valeant Pharma          COM       91911X104   5088668           297409SH      SOLE          297409        0         0
Varian Medical Syst     COM       92220P105   2033920            39227SH      SOLE           39227        0         0
Wabtec                  COM       929740108   6096802           125397SH      SOLE          125397        0         0
Waddell & Reed Fina     COM       930059100   6673011           190603SH      SOLE          190603        0         0
Weatherford Interna     COM       G95089101   7325484           147721SH      SOLE          147721        0         0
Zebra Technnologies     COM       989207105   3945034           120865SH      SOLE          120865        0         0

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